Property, Plant and Equipment	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment consist of the following components:

(Millions of US dollars) Cost or valuation:	Land	Buildings	Machinery and Equipment	Construction in Progress [1]	Total
At 31 March 2016	$70.1	$266.0	$1,062.4	$143.5	$1,542.0
Additions [2]	1.3	2.3	27.8	81.8	113.2
Transfers	1.9	23.1	112.3	(137.3)	—
Disposals	—	(1.4)	(55.5)	(0.5)	(57.4)
Other [3]	—	(12.5)	—	6.4	(6.1)
Exchange differences	(0.4)	(0.8)	(2.4)	(0.1)	(3.7)
Adjustment [4]	(3.4)	67.8	31.1	(37.2)	58.3
At 31 March 2017	$69.5	$344.5	$1,175.7	$56.6	$1,646.3
Additions [2]	—	7.9	83.8	126.1	217.8
Disposals [5]	(1.4)	(5.6)	(24.3)	(3.6)	(34.9)
Exchange differences	0.1	—	0.9	(0.2)	0.8
At 31 March 2018	$68.2	$346.8	$1,236.1	$178.9	$1,830.0

Accumulated depreciation:
At 31 March 2016	$—	$(98.2)	$(576.8)	$—	$(675.0)
Charge for the year	—	(10.2)	(70.1)	—	(80.3)
Disposals	—	1.3	41.1	—	42.4
Other [3]	—	1.6	—	—	1.6
Exchange differences	—	0.3	2.0	—	2.3
Adjustment [4]	—	(22.8)	(35.5)	—	(58.3)
At 31 March 2017	$—	$(128.0)	$(639.3)	$—	$(767.3)
Charge for the year	—	(11.3)	(77.6)	—	(88.9)
Disposals [5]	—	1.9	16.6	—	18.5
Exchange differences	—	—	(0.2)	—	(0.2)
At 31 March 2018	$—	$(137.4)	$(700.5)	$—	$(837.9)
Net book amount:
At 31 March 2017	$69.5	$216.5	$536.4	$56.6	$879.0
At 31 March 2018	$68.2	$209.4	$535.6	$178.9	$992.1
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1	Construction in progress is presented net of assets transferred into service.

2	Additions include US$4.8 million and US$2.0 million of capitalized interest for the years ended 31 March 2018 and 2017, respectively.

3
Other includes the transfer of the Fontana building to Prepaid and other current assets on the consolidated balance sheet. The Fontana building met the held for sale criteria as of 31 March 2017 and has a net book value of US$4.5 million. In fiscal year 2018, the Fontana building was sold for US$7.9 million resulting in a gain of US$3.4 million, which is included in Selling, general and administrative expense on the consolidated statements of operation and comprehensive income.

4
The adjustments in the prior year correct immaterial errors identified by management whereby certain amounts were misclassified by asset category and certain fully depreciated items were excluded from the balances. The correction had no impact on the consolidated balance sheets, statements of operations and comprehensive income, and cash flows for any of the periods presented.

5
The US$16.4 million net book value of disposals in fiscal year 2018 includes US$13.9 million of usage of replacement parts and US$0.7 million of impairment charges on individual assets. The remaining net book value of disposals of US$1.8 million is related to the disposal of assets no longer in use, and do not represent a sale of assets.

Depreciation expense for the years ended 31 March 2018, 2017 and 2016 was US$88.9 million, US$80.3 million and US$76.3 million, respectively.
Impairment of Long-Lived Assets
The Company performs an asset impairment review on a quarterly basis in connection with its assessment of production capabilities and the Company’s ability to meet market demand.
During the years ended 31 March 2018, 2017 and 2016, the Company recorded US$0.7 million, US$0.5 million and US$3.5 million of impairment charges related to individual assets which is included in Cost of goods sold on the consolidated statements of operations and comprehensive income.